Business Combination (Details) - Schedule of number of shares of common stock issued - shares	6 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination		25,414,503
Total shares of common stock immediately after Business Combination	196,503,710
Class A Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	140,114,060
PIPE Investment	11,300,000
Issuance to ATSP shareholders	532,050
Issuance to Legacy SoundHound founders and representatives	4,161,000
Class B Common Stock [Member]
Business Combination (Details) - Schedule of number of shares of common stock issued [Line Items]
Conversion of Legacy SoundHound Common Stock and Legacy SoundHound Preferred Stock outstanding prior to Business Combination	40,396,600